DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Policies)	12 Months Ended
Mar. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES [Abstract]
Derivative Financial Instruments and Hedging Activities
All derivatives are recognized as assets or liabilities and measured at fair value. The Company does not use financial instruments for trading or speculative purposes.

During fiscal year 2019 (Predecessor), the seven months ended October 31, 2019 (Predecessor) and the five months ended March 31, 2020 (Successor), the Company entered into foreign currency put option contracts of £5 million per month through February 2021 to mitigate a portion of the Company’s foreign currency exposure. Upon emergence from bankruptcy, these derivatives were re-designated as cash flow hedges.

The designation of a derivative instrument as a hedge and its ability to meet relevant hedge accounting criteria determines how the change in fair value of the derivative instrument will be reflected in the consolidated financial statements. A derivative qualifies for hedge accounting if, at inception of the hedging relationship, the derivative is expected to be highly effective in offsetting the hedged item’s underlying cash flows or fair value and the documentation requirements of the accounting standard for derivative instruments and hedging activities are fulfilled at the time the Company entered into the derivative contract. A hedge is designated as a cash flow hedge, fair value hedge, or a net investment in foreign operations hedge based on the exposure being hedged. The asset or liability value of the derivative will change in tandem with its fair value. For derivatives designated as cash flow hedges, the changes in fair value are recorded in accumulated other comprehensive income (loss). The derivative’s gain or loss is released from accumulated other comprehensive income (loss) to match the timing of the effect on earnings of the hedged item’s underlying cash flows.

The Company reviews the effectiveness of hedging instruments on a quarterly basis. The Company discontinues hedge accounting for any hedge that the Company no longer considers to be highly effective. Changes in fair value for derivatives not designated as hedges or those not qualifying for hedge accounting are recognized in current period earnings.